KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Value
Communications - 5.0%
Entertainment Content - 2.7%
Walt Disney Company (The)	28,700	$ 2,593,906

Telecommunications - 2.3%
AT&T, Inc.	73,500	1,462,650
Deutsche Telekom AG - ADR	25,600	727,808
		2,190,458
Consumer Discretionary - 5.9%
Automotive - 3.3%
Continental AG - ADR	296,600	2,007,982
General Motors Company	23,120	1,150,914
		3,158,896
E-Commerce Discretionary - 2.6%
eBay, Inc.	42,100	2,488,110

Consumer Staples - 2.8%
Food - 2.8%
Tyson Foods, Inc. - Class A	41,200	2,649,572

Energy - 12.3%
Oil & Gas Producers - 10.1%
BP plc - ADR	89,120	3,026,515
Diamondback Energy, Inc.	4,600	897,506
Exxon Mobil Corporation	24,221	2,856,625
Shell plc - ADR	39,454	2,827,274
		9,607,920
Oil & Gas Services & Equipment - 2.2%
Schlumberger Ltd.	48,355	2,127,136

Financials - 20.9%
Banking - 13.1%
Bank of America Corporation	81,720	3,330,090
Citigroup, Inc.	54,100	3,388,824
Citizens Financial Group, Inc.	76,050	3,273,952
Truist Financial Corporation	58,100	2,583,126
		12,575,992

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Value
Financials - 20.9% (Continued)
Insurance - 7.8%
Equitable Holdings, Inc.	73,750	$ 3,135,850
Everest Group Ltd.	3,100	1,215,944
Hartford Financial Services Group, Inc. (The)	5,850	679,185
Lincoln National Corporation	74,850	2,402,685
		7,433,664
Health Care - 13.4%
Biotech & Pharma - 5.7%
Bristol-Myers Squibb Company	50,300	2,512,485
GSK plc - ADR	35,030	1,538,167
Pfizer, Inc.	49,400	1,433,094
		5,483,746
Health Care Facilities & Services - 2.2%
CVS Health Corporation	16,000	915,840
Patterson Companies, Inc.	54,400	1,223,456
		2,139,296
Medical Equipment & Devices - 5.5%
Baxter International, Inc.	27,100	1,028,174
CONMED Corporation	43,500	3,185,070
Zimmer Biomet Holdings, Inc.	8,800	1,016,048
		5,229,292
Industrials - 4.3%
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	12,052	2,852,347

Electrical Equipment - 1.3%
Sensata Technologies Holding plc	33,220	1,280,631

Materials - 5.3%
Chemicals - 3.9%
FMC Corporation	9,582	618,805
International Flavors & Fragrances, Inc.	30,000	3,119,700
		3,738,505
Metals & Mining - 1.4%
BHP Group Ltd. - ADR	6,900	380,397
Rio Tinto plc - ADR	15,100	955,377
		1,335,774

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Value
Real Estate - 3.3%
REITs - 3.3%
Easterly Government Properties, Inc.	119,700	$ 1,570,464
Realty Income Corporation	25,500	1,583,805
		3,154,269
Technology - 12.6%
Semiconductors - 10.3%
Micron Technology, Inc.	43,800	4,215,312
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,100	3,622,870
Teradyne, Inc.	14,400	1,968,912
		9,807,094
Technology Hardware - 2.3%
Cisco Systems, Inc.	44,520	2,250,041

Utilities - 3.8%
Electric Utilities - 3.8%
Evergy, Inc.	29,800	1,762,372
Eversource Energy	27,300	1,843,569
		3,605,941

Total Common Stocks (Cost $72,054,216)		$ 85,702,590

MONEY MARKET FUNDS - 10.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.18% (a) (Cost $9,640,348)	9,640,348	$ 9,640,348

Investments at Value - 99.7% (Cost $81,694,564)		$ 95,342,938

Other Assets in Excess of Liabilities - 0.3%		271,288

Net Assets - 100.0%		$ 95,614,226

ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
(a)	The rate shown is the 7-day effective yield as of August 31, 2024.